Johnson & Johnson Pension and Savings Plans Master Trust - Investment Gains/Losses (Details) - EBP 100	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Realized (Loss)/Gain	$ 120,598,409
Change in Unrealized (Loss)/Gain	28,432,387
Total Investment (Loss)/Gain	149,030,796
Forward Foreign Exchange Contracts
EBP, Master Trust [Line Items]
Realized (Loss)/Gain	519,175
Change in Unrealized (Loss)/Gain	(648,842)
Total Investment (Loss)/Gain	(129,667)
Futures
EBP, Master Trust [Line Items]
Realized (Loss)/Gain	24,651,470
Change in Unrealized (Loss)/Gain	1,622,824
Total Investment (Loss)/Gain	26,274,294
Interest Rate Swaps
EBP, Master Trust [Line Items]
Realized (Loss)/Gain	(246,684)
Change in Unrealized (Loss)/Gain	3,097,264
Total Investment (Loss)/Gain	2,850,580
Credit Default Swaps
EBP, Master Trust [Line Items]
Realized (Loss)/Gain	873,164
Change in Unrealized (Loss)/Gain	9,673,436
Total Investment (Loss)/Gain	10,546,600
Options
EBP, Master Trust [Line Items]
Realized (Loss)/Gain	260,241
Change in Unrealized (Loss)/Gain	9,035
Total Investment (Loss)/Gain	269,276
Total Return Swaps
EBP, Master Trust [Line Items]
Realized (Loss)/Gain	94,541,043
Change in Unrealized (Loss)/Gain	14,678,670
Total Investment (Loss)/Gain	$ 109,219,713